Fees Summary	Aug. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 140,273,142.10
Previously Paid Amount	0.00
Total Fee Amount	19,371.72
Total Offset Amount	0.00
Net Fee	$ 19,371.72
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A